ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	Feb. 28, 2023 USD ($) $ / shares shares
ORDINARY SHARES
Issue price (per share) | $ / shares	$ 0.80
Net proceeds from issuance of ordinary shares and warrants | $	$ 1,849
Net proceeds from ordinary shares | $	1,449
Net proceeds from warrant | $	$ 400
Direct offering
ORDINARY SHARES
Issue price (per share) | $ / shares	$ 0.80
Class A Ordinary Shares
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering (in shares)	5,000,000
Class A Ordinary Shares | Direct offering
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering (in shares)	2,000,000
American Depositary Shares
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering (in shares)	2,500,000
American Depositary Shares | Direct offering
ORDINARY SHARES
Issuance of ordinary shares in a registered direct offering (in shares)	1,000,000